Earnings Per Share (Eps): - Schedule of Basic and Diluted Earnings Per Share (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share (Eps): - Schedule of Basic and Diluted Earnings Per Share (Details) [Line Items]
LOSS FOR THE YEAR	$ (1,627,821)	$ (5,839,344)
Basic numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(5,839,344)
Net income allocated to controlling shareholder	$ (1,627,821)	$ (5,839,344)
Basic denominator
Weighted average of shares	12,000,000	12,000,000
Basic earnings (loss) per share	$ (0.14)	$ (0.49)
Basic earnings per share	$ (0.14)	$ (0.49)
Diluted numerator
Net income (loss) allocated to controlling shareholder	$ (1,627,821)	$ (5,839,344)
Net income allocated to controlling shareholder	$ (1,627,821)	$ (5,839,344)
Diluted denominator
Weighted average of outstanding shares	12,000,000	12,000,000
Convertible Notes	147,142	143,880
Restricted Stock Units	365,000	172,500
Diluted weighted average of outstanding shares	12,512,142	12,316,380
Diluted earnings (loss) per share	$ (0.14)	$ (0.49)
Diluted earnings per share	$ (0.14)	$ (0.49)